UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6100

Seligman Quality Municipal Fund, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end:	10/31

Date of reporting period:	7/31/04

ITEM 1. SCHEDULE OF INVESTMENTS.

Schedule of Investments (unaudited)			July 31, 2004

	Face		Ratings
State#	Amount	Municipal Bonds	Moody’s/S&P	Value

Alabama — 8.3%	$5,000,000	Jefferson County Sewer Rev. (Capital Improvement
		Warrants), 5.125% due 2/1/2039ø	Aaa/AAA	$5,473,300

Alaska — 3.5%	2,000,000	Alaska Energy Authority Power Rev. (Bradley Lake
		Hydroelectric Project), 6% due 7/1/2021	Aaa/AAA	2,326,620

Arizona — 6.5%	4,000,000	Arizona Agricultural Improvement & Power District Rev.
		(Salt River Project), 5% due 12/1/2014	Aaa/AAA	4,305,960

California — 23.9%	4,000,000	Foothill/Eastern Transportation Corridor Agency Toll
		Road Rev., 5.75% due 1/15/2040	Baa3/BBB-	3,939,760
	1,500,000	Los Angeles Regional Airports Improvement
		Corporation Facilities Rev. (LAXFUEL Corporation),
		5.50% due 1/1/2032*	Aaa/AAA	1,511,730
	5,000,000	San Diego Public Facilities Financing Authority
		Sewer Rev., 5% due 5/15/2029	Aaa/AAA	5,005,350
	5,000,000	San Francisco City and County Airports Commission
		Rev. (International Airport), 5.80% due 5/1/2021*	Aaa/AAA	5,284,000

Colorado — 3.9%	2,500,000	Regional Transportation District Sales Tax Rev.,
		5% due 11/1/2024	Aaa/AAA	2,544,300

Florida — 9.3%	2,500,000	Orange County Sales Tax Rev., 5.125% due 1/1/2023	Aaa/AAA	2,592,450
	3,345,000	Orange County Solid Waste Facility Refunding Rev.,
		5% due 10/1/2016	Aaa/AAA	3,525,898

Louisiana — 1.2%	645,000	Louisiana Public Facilities Authority Hospital Rev.
		(Southern Baptist Hospitals, Inc. Project),
		8% due 5/15/2012††	NR/AAA	766,731

Massachusetts — 4.7%	3,000,000	Commonwealth of Massachusetts Special Obligation
		Dedicated Tax Rev., 5.25% due 1/1/2025	Aaa/AAA	3,119,670

Michigan — 3.8%	2,500,000	Harper Creek Community School District GOs,
		5.125% due 5/1/2031	Aa1/AA+	2,520,800

Minnesota — 0.8%	500,000	Minneapolis-Saint Paul Metropolitan Airports
		Commission Rev., 5.75% due 1/1/2032	Aaa/AAA	537,915

Missouri — 1.0%	655,000	Missouri State Housing Development Commission
		Rev. (Single Family Mortgage), 6.375% due 9/1/2031*	NR/AAA	679,942

New York — 20.0%	3,000,000	Metropolitan Transportation Authority Rev.
		(Commuter Facilities), 6.10% due 7/1/2026ø	Aaa/AAA	3,295,410
	1,010,000	New York City GOs, 6.25% due 4/15/2027	A2/A	1,095,799
	1,095,000	New York City GOs, 6.25% due 4/15/2027ø	Aaa/A	1,218,921
	5,000,000	New York City Municipal Water Finance Authority
		(Water & Sewer System Rev.), 5.75% due 6/15/2026	Aaa/AAA	5,363,700
	2,125,000	New York State Thruway Authority General Rev.,
		6% due 1/1/2025ø	Aaa/AAA	2,208,321

Ohio — 4.9%	3,000,000	Hamilton County Sewer System Improvement Rev.
		(The Metropolitan Sewer District of Greater
		Cincinnati), 5% due 12/1/2014	Aaa/AAA	3,246,480

See footnotes on page 3.

Schedule of Investments (unaudited) (continued)			July 31, 2004

	Face		Ratings
State#	Amount	Municipal Bonds	Moody’s/S&P	Value

Pennsylvania — 9.6%	$1,000,000	Pennsylvania Turnpike Commission Rev.
		(Oil Franchise Tax), 5.25% due 12/1/2023	Aaa/AAA	$1,053,480
	5,000,000	Philadelphia Airport Rev., 6.10% due 6/15/2025*	Aaa/AAA	5,252,500

Puerto Rico — 5.0%	3,000,000	Puerto Rico Electric Power Authority Rev.,
		5.25% due 7/1/2021	Aaa/AAA	3,309,480

Texas — 12.9%	3,000,000	Dallas Area Rapid Transit Sales Tax Rev.,
		5% due 12/1/2031	Aaa/AAA	2,960,160
	2,000,000	Matagorda County Navigation District No. 1 Pollution
		Control Rev. (Central Power and Light Co. Project),
		6.125% due 5/1/2030*	Aaa/AAA	2,147,380
	3,000,000	San Antonio Electric & Gas System Rev.,
		5.65% due 2/1/2019††	Aa1/AAA	3,412,740

Washington — 14.0%	2,000,000	Chelan County Public Utility District No. 1 (Chelan
		Hydro Consolidated System Rev.),
		5.25% due 7/1/2033*	Aaa/AAA	1,986,440
	2,000,000	Chelan County Public Utility District No. 1 (Chelan
		Hydro Consolidated System Rev.),
		5.60% due 1/1/2036*	Aaa/AAA	2,062,940
	5,000,000	King County Sewer GOs, 6.125% due 1/1/2033ø	Aaa/AAA	5,198,450

Wisconsin — 0.5%	325,000	Wisconsin Housing & Economic Development
		Authority Housing Rev., 6.85% due 11/1/2012	Aaa/AAA	325,514

Total Municipal Bonds (Cost $84,900,698) — 133.8%				88,272,141

		Variable Rate Demand Notes

Florida — 5.2%	3,400,000	Sarasota County Public Hospital Board (Sarasota
		Memorial Hospital Project) due 7/1/2037	VMIG 1/NR	3,400,000

Illinois — 1.2%	800,000	Illinois Health Facilities Authority Rev. (University of
		Chicago Hospital) due 8/15/2026	VMIG 1/A-1+	800,000

New York — 1.8%	1,200,000	New York City GOs due 8/15/2018	VMIG 1/A-1+	1,200,000

Pennsylvania — 1.2%	800,000	Lehigh County General Purpose Authority Rev.
		(Lehigh Valley Hospital) due 7/1/2028	VMIG 1/NR	800,000

Texas — 4.9%	350,000	North Central Health Facilities Development
		Corporation Rev. Series 1985 C (Presbyterian
		Healthcare System Project) due 12/1/2015	VMIG 1/A-1+	350,000
	2,900,000	North Central Health Facilities Development
		Corporation Rev. Series 1985 D (Presbyterian
		Healthcare System Project) due 12/1/2015	VMIG 1/A-1+	2,900,000

See footnotes on page 3.

Schedule of Investments (unaudited) (continued)				July 31, 2004

	Face		Ratings
State#	Amount	Variable Rate Demand Notes	Moody’s/S&P	Value

Wyoming — 1.5%	$1,000,000	Lincoln County Pollution Control Rev. (Exxon
		Project) due 7/1/2017*	P-1/A-1+	$1,000,000

Total Variable Rate Demand Notes (Cost $10,450,000) — 15.8%				10,450,000

Total Investments (Cost $95,350,698**) — 149.6%				98,722,141
Other Assets Less Liabilities — 1.3%				845,772
Preferred Stock — (50.9)%				(33,600,000)

Net Assets for Common Stock — 100.0%				$65,967,913

#	The percentage shown for each state represents the total value of bonds held of issuers in that state, measured as a percent of net assets for Common Stock, which does not include the net assets attributable to Preferred Stock of the Fund.

††	Escrowed-to-maturity security.

ø	Pre-refunded security.

*	Interest income earned from this security is subject to the federal alternative minimum tax.

**	The cost of investments for federal income tax purposes was $95,183,936. The tax basis gross unrealized appreciation and depreciation of portfolio securities were $4,002,150 and $463,945, respectively.

Note: Traded securities are valued at the last sales price on the primary market on which they are traded. Securities for which there is no last sales price are valued by independent pricing services based on bid prices which consider such factors as transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities, or are valued by J. & W. Seligman & Co. Incorporated, the Fund’s investment manager, based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility in the US markets. Short-term holdings maturing in 60 days or less are generally valued at amortized cost.

Variable rate demand notes purchased by the Fund may be put back to the designated remarketing agent for the issue at par on any day, for settlement within seven days, and, accordingly, are treated as short-term holdings. These notes bear interest at a rate that resets daily or weekly. At July 31, 2004, the interest rates paid on these notes ranged from 1.07% to 1.15%.

ITEM 2. CONTROLS AND PROCEDURES.
a.	The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.
a.	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN QUALITY MUNICIPAL FUND, INC.
By:	/S/ BRIAN T. ZINO

Brian T. Zino
President and Chief Executive Officer

Date:	September 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.
By:	/S/ BRIAN T. ZINO

Brian T. Zino
President and Chief Executive Officer

Date:	September 24, 2004

By:	/S/ LAWRENCE P. VOGEL

Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	September 24, 2004

SELIGMAN QUALITY MUNICIPAL FUND, INC.

EXHIBIT INDEX
a.	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.